LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE
Schedule of basic and diluted loss per share

	2017	2017	2017	2018	2018	2018	2019	2019	2019	2019	2019	2019

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Basic loss per share:
Numerator:
Net loss attributable to ordinary shareholders—basic	(612,133)	(219,898)	(395,862)	(320,514)	(124,319)	(63,155)	(128,498)	(18,458)	(49,017)	(7,040)	(24,901)	(3,577)
Denominator:
Weighted average number of ordinary shares outstanding—basic	73,900,022	26,547,262	47,790,698	242,542,728	94,075,249	47,790,698	246,614,615	246,614,615	94,075,249	94,075,249	47,790,698	47,790,698
Basic loss per share	(8.28)	(8.28)	(8.28)	(1.32)	(1.32)	(1.32)	(0.52)	(0.07)	(0.52)	(0.07)	(0.52)	(0.07)

18.   LOSS PER SHARE (CONTINUED)

	2017	2017	2017	2018	2018	2018	2019	2019	2019	2019	2019	2019

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Diluted loss per share:
Numerator:
Net loss attributable to ordinary shareholders—basic	(612,133)	(219,898)	(395,862)	(320,514)	(124,319)	(63,155)	(128,498)	(18,458)	(49,017)	(7,040)	(24,901)	(3,577)
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 20)	(615,760)	—	—	(187,474)	—	—	(73,918)	(10,617)	—	—	—	—
Net loss attributable to ordinary shareholders—diluted	(1,227,893)	(219,898)	(395,862)	(507,988)	(124,319)	(63,155)	(202,416)	(29,075)	(49,017)	(7,040)	(24,901)	(3,577)
Denominator:
Weighted average number of ordinary shares outstanding—basic	73,900,022	26,547,262	47,790,698	242,542,728	94,075,249	47,790,698	246,614,615	246,614,615	94,075,249	94,075,249	47,790,698	47,790,698
Conversion of Class C and Class B to Class A ordinary shares (Note 20)	74,337,960	—	—	141,865,947	—	—	141,865,947	141,865,947	—	—	—	—
Weighted average number of ordinary shares outstanding - diluted	148,237,982	26,547,262	47,790,698	384,408,675	94,075,249	47,790,698	388,480,562	388,480,562	94,075,249	94,075,249	47,790,698	47,790,698
Diluted loss per share	(8.28)	(8.28)	(8.28)	(1.32)	(1.32)	(1.32)	(0.52)	(0.07)	(0.52)	(0.07)	(0.52)	(0.07)